CONSOLIDATED UNAUDITED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Research and development expenses, net	$ 2,051	$ 2,570	$ 4,513	$ 4,909
General and administrative expenses	898	924	1,855	1,749
Operating loss	2,949	3,494	6,368	6,658
Finance income, net	61	139	49	153
Loss before income tax	2,888	3,355	6,319	6,505
Taxes on income
Net loss	2,888	3,355	6,319	6,505
Other comprehensive loss:
Change in fair value of cash flow hedge		(4)		13
Comprehensive loss	$ 2,888	$ 3,351	$ 6,319	$ 6,518
Net loss per ordinary share - basic and diluted	$ 0.12	$ 0.41	$ 0.38	$ 0.85
Weighted average number of ordinary shares outstanding - basic and diluted	23,396,152	8,238,034	16,676,469	7,663,045